Supplementary Financial Statement Information - Schedule of Cost of Revenues, Research and Development, Selling and Marketing and General and Administrative (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Schedule of Cost of Revenues, Research and Development, Selling and Marketing and General and Administrative [Line Items]
General and administrative		$ 2,075	$ 2,313
Selling and marketing		624	616
Research and development		2,411	1,808
Cost of revenue		1,855	408
Cost of Revenues [Member]
Schedule of Cost of Revenues, Research and Development, Selling and Marketing and General and Administrative [Line Items]
Consultants and subcontractors		426
Write down of work-in-progress inventory to net realizable value		636
Operating costs not attributed to projects (mainly salary and related expenses	[1]	793	408
Research and Development [Member]
Schedule of Cost of Revenues, Research and Development, Selling and Marketing and General and Administrative [Line Items]
Consultants and subcontractors		131	210
Expenditure on materials		269	39
Office maintenance		200	177
Other		297	19
Salary and related expenses		1,514	1,363
Selling and Marketing [Member]
Schedule of Cost of Revenues, Research and Development, Selling and Marketing and General and Administrative [Line Items]
Office maintenance		18	18
Project Promotion		43	21
Consultants		10	51
Other		53	87
Salary and related expenses		500	439
General and Administrative [Member]
Schedule of Cost of Revenues, Research and Development, Selling and Marketing and General and Administrative [Line Items]
Office maintenance		117	91
Consultants and insurance		720	945
Allowance for credit losses			289
Depreciation and other		82	54
Salary and related expenses		$ 1,156	$ 934

[1]	Cost and expenses relating to periods in which the plant did not operate in full capacity.